Share Capital - Additional Information (Detail)	3 Months Ended	12 Months Ended						12 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2012 Security Based Compensation Arrangements [Member]	Dec. 31, 2012 DSU Plan [Member]	Dec. 31, 2012 Employee Purchase Plan [Member]	Dec. 31, 2012 Employee Purchase Plan [Member] Minimum [Member]	Dec. 31, 2012 Employee Purchase Plan [Member] Maximum [Member]
Special preferred, redeemable, retractable, non-voting, Shares Authorized		6,350.9	6,350.9
Net proceeds				$ 71,992	72,104
Gross proceeds				76,181	75,240
Sale of common shares				11,400,000	11,400,000
Common share price				$ 6.68	6.60
Purchase of common shares under 2011 NCIB		9,500,000	9,500,000	6,183,347	6,183,347
Repurchased common shares under 2011 NCIB	1,975,100	2,925,100	2,925,100	527,700	527,700
Repurchased common shares under 2011 NCIB, Value	10,836,000	10,362,000		2,871,000
Common shares outstanding, Percent						10.00%
Common shares authorized for issuance							246,348	360,800
Options vesting period									3 years	4 years
Options vesting, Expiration date								6 years
Weighted average fair value per option granted			1.65		2.32
Intrinsic value of options exercised		2,966		11,019
Intrinsic value of exercisable options		2,989
Fair value of options vested		4,266
Unrecognized stock-based compensation costs, net of expected forfeitures		6,260
Recognized over a weighted average period		1 year 10 months 21 days	1 year 10 months 21 days
Stock-based compensation		3,894,000		4,228,000
Stock options cancelled		1,123,396	1,123,396	292,999	292,999
Deferred Stock Unit issued and outstanding		79,792	79,792	73,658	73,658
Liability recorded in respect of the outstanding DSUs		366		427
Deferred Stock Unit granted to directors		6,134	6,134
Restricted Share Units vested liability recorded		$ 1,156		$ 1,276
Restricted stock units cancelled		75,581	75,581	81,612	81,612
Anti-dilutive effect of options		987,893	987,893